Machinery and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Machinery and Equipment, net

5. Machinery and Equipment, net

As of September 30, 2024 and December 31, 2023, machinery and equipment, net, was comprised of the following (in thousands):

	September 30, 2024	December 31, 2023
Machinery and equipment	$2,282	$2,263
Accumulated depreciation	(1,300)	(993)
Machinery and equipment, net	$982	$1,270

Depreciation expense was approximately $0.1 million and $0.3 million for the three and nine months ended September 30, 2024, respectively. Depreciation expense was approximately $0.1 million and $0.3 million for the three and nine months ended September 30, 2023, respectively.

6. Machinery and Equipment, net

As of December 31, 2023 and December 31, 2022, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Machinery and equipment	$2,263	$1,518
Accumulated depreciation	(993)	(631)
Machinery and equipment, net	$1,270	$887

Depreciation expense amounted to approximately $0.4 million and $0.3 million for the year ended December 31, 2023 and 2022, respectively.